Consolidated Statements of Stockholders' Equity (USD $)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Statutory Reserve.	Retained Earnings	Accumulated Other Comprehensive Income
Balance, value at Jan. 31, 2010
Net income	$ 4,721,436					$ 4,721,436
Foreign currency translation adjustment	161,941						161,941
Comprehensive Income	4,883,377
Statutory reserve	0				130,463	(130,463)
Capital contribution from shareholders	226,800			226,800
Balance, value at Dec. 31, 2010	6,185,560	0	36,352	458,638	257,630	5,270,514	162,426
Balance, shares at Dec. 31, 2010		0	36,351,500
Net income	4,791,282					4,791,282
Foreign currency translation adjustment	272,877						272,877
Comprehensive Income	5,064,159
Effects of reverse recapitalization, value	0		649	(649)
Effects of reverse recapitalization, shares			649,000
Issuance of common stock, value	203,696		615	203,081
Issuance of common stock, shares			615,000
Conversion of promissory notes, value	0		5,870	(5,870)
Conversion of promissory notes, shares			5,870,200
Capital contribution from shareholders	455,841			455,841
Balance, value at Sep. 30, 2011	$ 11,909,256	$ 0	$ 43,486	$ 1,111,041	$ 257,630	$ 10,061,796	$ 435,303
Balance, shares at Sep. 30, 2011		0	43,485,700